COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025 (three months remaining), operating lease	$ 116	$ 439
2025 (three months remaining), finance lease	12	77
2026, operating lease	412	412
2026, finance lease	77	77
2027, operating lease	35	35
2027, finance lease	27	27
2028, operating lease
2028, finance lease
Undiscounted total, operating lease	563	886
Undiscounted total, finance lease	116	181
Less: imputed interest, operating lease	(55)	(94)
Less: imputed interest, finance lease	(8)	(22)
Present value of future minimum payments, operating lease	508	792
Present value of future minimum payments, financing lease	108	159
Current portion of lease liability, operating lease	(372)	(371)	$ (300)
Current portion of lease liability, financing lease	(64)	(63)	(10)
Lease liability, net of current portion, operating lease	136	421	759
Lease liability, net of current portion, financing lease	$ 44	$ 96	$ 3